Description of Business and Summary of Significant Accounting Policies Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,079	$ 2,880
Cash and Cash Equivalents, Period Increase (Decrease)	(801)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	2,888	3,177	$ 4,738	$ 10,875
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(289)	(1,561)	$ (6,137)
Prepaid expenses and other
Cash and Cash Equivalents [Line Items]
Restricted Cash	693	236
Increase (Decrease) in Restricted Cash	457
Other Assets
Cash and Cash Equivalents [Line Items]
Restricted Cash	116	$ 61
Increase (Decrease) in Restricted Cash	$ 55